Share capital and other reserves (Tables)	12 Months Ended
Dec. 31, 2022
Share capital and other reserves
Summary of allotted, called up and fully paid shares

	December 31,		December 31,
	2022		2021
	No.	£	No.	£
Ordinary of $0.0001 each	214,211,021	15,952	209,135,382	15,804
	214,211,021	15,952	209,135,382	15,804

Summary of ordinary shares issued

	Shares issued	Proceeds received	Premium arising
	No.	£000	£000
Exercise of EMI Options	3,821,565	68	340
Equity Subscription line	1,103,863	7,733	7,734
Share based payment transaction	150,000	—	767
Exercise of public warrants	211	2	2
	5,075,639	7,803	8,843